DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 5.0%
AT&T, Inc.
4,104 95,049
Comcast Corp., Class A
2,208 95,363
Interpublic Group of Cos., Inc.
211 6,501
News Corp., Class A
209 6,134
News Corp., Class B
71 2,278
Omnicom Group, Inc.
109 11,425
Paramount Global, Class B
343 3,722
Take-Two Interactive Software,
Inc. *
49 9,231
T-Mobile US, Inc.
278 68,649
Walt Disney Co.
1,038 121,934
(Cost $341,321)
420,286
Consumer Discretionary
— 6.0%
Aptiv PLC *
154 8,552
Best Buy Co., Inc.
114 10,260
BorgWarner, Inc.
126 4,324
Caesars Entertainment, Inc. *
66 2,540
Carnival Corp. *
182 4,628
eBay, Inc.
285 18,038
General Motors Co.
636 35,355
Hasbro, Inc.
78 5,082
Home Depot, Inc.
357 153,199
Las Vegas Sands Corp.
75 3,980
Lowe's Cos., Inc.
327 89,085
McDonald's Corp.
231 68,378
MGM Resorts International *
45 1,725
Mohawk Industries, Inc. *
30 4,165
NIKE, Inc., Class B
392 30,878
Ralph Lauren Corp.
12 2,777
Starbucks Corp.
263 26,947
Tapestry, Inc.
126 7,847
Tractor Supply Co.
35 9,928
Ulta Beauty, Inc. *
9 3,480
Yum! Brands, Inc.
84 11,671
(Cost $434,114)
502,839
Consumer Staples — 10.0%
Archer-Daniels-Midland Co.
271 14,797
Coca-Cola Co.
1,354 86,764
Colgate-Palmolive Co.
286 27,636
Conagra Brands, Inc.
263 7,246
Estee Lauder Cos., Inc., Class A
137 9,880
General Mills, Inc.
313 20,739
Hershey Co.
51 8,983
Hormel Foods Corp.
160 5,189
J M Smucker Co.
59 6,950
Kellanova
160 13,006
Keurig Dr Pepper, Inc.
636 20,765
Number
of Shares Value $
Kraft Heinz Co.
500 15,985
Kroger Co.
382 23,333
Lamb Weston Holdings, Inc.
28 2,163
McCormick & Co., Inc.
150 11,761
Molson Coors Beverage Co.,
Class B
101 6,268
Mondelez International, Inc.,
Class A
450 29,227
PepsiCo, Inc.
504 82,379
Procter & Gamble Co.
822 147,352
Sysco Corp.
285 21,976
Target Corp.
261 34,533
The Campbell's Company
109 5,036
Tyson Foods, Inc., Class A
158 10,191
Walgreens Boots Alliance, Inc.
394 3,554
Walmart, Inc.
2,484 229,770
(Cost $748,316)
845,483
Energy — 5.0%
Baker Hughes Co.
571 25,096
Chevron Corp.
967 156,586
Devon Energy Corp.
353 13,396
EQT Corp.
329 14,950
Halliburton Co.
518 16,504
Kinder Morgan, Inc.
1,109 31,351
Marathon Petroleum Corp.
85 13,273
Occidental Petroleum Corp.
388 19,625
ONEOK, Inc.
129 14,654
Phillips 66
242 32,423
Schlumberger NV
812 35,679
Valero Energy Corp.
188 26,147
Williams Cos., Inc.
424 24,813
(Cost $397,359)
424,497
Financials — 27.9%
Aflac, Inc.
290 33,060
Allstate Corp.
149 30,901
American Express Co.
97 29,554
American International Group,
Inc.
367 28,215
Ameriprise Financial, Inc.
26 14,923
Aon PLC, Class A
59 23,101
Arthur J Gallagher & Co.
61 19,047
Assurant, Inc.
29 6,586
Bank of America Corp.
3,868 183,769
Bank of New York Mellon Corp.
418 34,222
Blackrock, Inc.
80 81,824
Blackstone, Inc.
116 22,166
Capital One Financial Corp.
218 41,858
Cboe Global Markets, Inc.
21 4,533
Charles Schwab Corp.
855 70,760
Chubb Ltd.
215 62,077
Citigroup, Inc.
1,093 77,461

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Citizens Financial Group, Inc.
256 12,324
CME Group, Inc.
131 31,178
Discover Financial Services
64 11,676
FactSet Research Systems, Inc.
11 5,397
Fidelity National Information
Services, Inc.
309 26,358
Fifth Third Bancorp
393 18,888
Fiserv, Inc. *
159 35,133
Franklin Resources, Inc.
163 3,710
Global Payments, Inc.
144 17,130
Globe Life, Inc.
51 5,673
Goldman Sachs Group, Inc.
181 110,151
Hartford Financial Services
Group, Inc.
171 21,086
Huntington Bancshares, Inc.
849 15,290
Intercontinental Exchange, Inc.
327 52,634
Invesco Ltd.
265 4,794
Jack Henry & Associates, Inc.
40 7,047
JPMorgan Chase & Co.
1,629 406,794
KeyCorp
515 10,032
M&T Bank Corp.
97 21,339
MarketAxess Holdings, Inc.
22 5,691
Mastercard, Inc., Class A
132 70,348
MetLife, Inc.
338 29,822
Moody's Corp.
48 23,999
Morgan Stanley
715 94,101
MSCI, Inc.
19 11,583
Nasdaq, Inc.
241 20,001
Northern Trust Corp.
113 12,561
PayPal Holdings, Inc. *
582 50,500
PNC Financial Services Group,
Inc.
226 48,527
Principal Financial Group, Inc.
121 10,538
Prudential Financial, Inc.
206 26,658
Raymond James Financial, Inc.
104 17,605
Regions Financial Corp.
509 13,875
S&P Global, Inc.
103 53,819
State Street Corp.
175 17,239
Synchrony Financial
224 15,124
T. Rowe Price Group, Inc.
124 15,356
Travelers Cos., Inc.
129 34,319
Truist Financial Corp.
761 36,284
US Bancorp
886 47,215
Visa, Inc., Class A
325 102,401
Willis Towers Watson PLC
59 18,998
(Cost $1,726,183)
2,357,255
Health Care — 17.5%
Abbott Laboratories
995 118,176
AbbVie, Inc.
636 116,343
Agilent Technologies, Inc.
169 23,317
Amgen, Inc.
307 86,841
Baxter International, Inc.
301 10,147
Number
of Shares Value $
Becton Dickinson & Co.
164 36,392
Biogen, Inc. *
84 13,493
Boston Scientific Corp. *
377 34,179
Bristol-Myers Squibb Co.
1,162 68,814
Cardinal Health, Inc.
140 17,114
Catalent, Inc. *
100 6,111
Cencora, Inc.
99 24,903
Centene Corp. *
308 18,480
Charles River Laboratories
International, Inc. *
29 5,773
Cigna Group
161 54,386
CVS Health Corp.
726 43,451
Danaher Corp.
364 87,247
DaVita, Inc. *
17 2,825
Edwards Lifesciences Corp. *
222 15,840
Elevance Health, Inc.
132 53,719
Gilead Sciences, Inc.
712 65,917
Humana, Inc.
68 20,154
Incyte Corp. *
103 7,683
IQVIA Holdings, Inc. *
63 12,653
Medtronic PLC
734 63,520
Merck & Co., Inc.
869 88,325
Mettler-Toledo International,
Inc. *
8 10,010
Moderna, Inc. *
198 8,526
Quest Diagnostics, Inc.
66 10,736
Regeneron Pharmaceuticals,
Inc. *
24 18,005
Revvity, Inc.
68 7,897
Stryker Corp.
68 26,666
Thermo Fisher Scientific, Inc.
134 70,970
UnitedHealth Group, Inc.
327 199,535
Waters Corp. *
20 7,694
Zoetis, Inc.
114 19,978
(Cost $1,446,684)
1,475,820
Industrials — 9.8%
Allegion PLC
30 4,225
AMETEK, Inc.
71 13,801
Automatic Data Processing, Inc.
141 43,277
Broadridge Financial Solutions,
Inc.
28 6,609
C.H. Robinson Worldwide, Inc.
65 6,863
Carrier Global Corp.
250 19,342
Caterpillar, Inc.
118 47,921
Cintas Corp.
90 20,321
CSX Corp.
544 19,883
Cummins, Inc.
79 29,628
Dayforce, Inc. *
39 3,120
Deere & Co.
64 29,818
Delta Air Lines, Inc.
155 9,892
Dover Corp.
78 16,060
Eaton Corp. PLC
88 33,037

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Emerson Electric Co.
325 43,095
GE Aerospace
353 64,302
Hubbell, Inc.
16 7,361
IDEX Corp.
45 10,378
Illinois Tool Works, Inc.
86 23,867
Ingersoll Rand, Inc.
51 5,313
JB Hunt Transport Services, Inc.
45 8,510
Johnson Controls International
PLC
395 33,125
Masco Corp.
55 4,431
Norfolk Southern Corp.
129 35,585
Otis Worldwide Corp.
136 14,005
PACCAR, Inc.
78 9,126
Parker-Hannifin Corp.
15 10,544
Paychex, Inc.
115 16,821
Pentair PLC
30 3,270
Quanta Services, Inc.
25 8,613
Republic Services, Inc.
49 10,697
Rockwell Automation, Inc.
33 9,740
Stanley Black & Decker, Inc.
92 8,229
Trane Technologies PLC
39 16,233
Union Pacific Corp.
190 46,485
United Parcel Service, Inc.,
Class B
421 57,138
Verisk Analytics, Inc.
36 10,592
W.W. Grainger, Inc.
6 7,232
Waste Management, Inc.
111 25,332
Westinghouse Air Brake
Technologies Corp.
99 19,861
Xylem, Inc.
140 17,745
(Cost $657,491)
831,427
Information Technology — 6.7%
Accenture PLC, Class A
164 59,429
Akamai Technologies, Inc. *
47 4,419
Analog Devices, Inc.
118 25,730
Autodesk, Inc. *
59 17,222
Cisco Systems, Inc.
2,306 136,538
First Solar, Inc. *
63 12,554
Hewlett Packard Enterprise Co.
757 16,064
HP, Inc.
562 19,912
Intel Corp.
2,442 58,730
Keysight Technologies, Inc. *
101 17,255
Micron Technology, Inc.
634 62,100
Motorola Solutions, Inc.
41 20,488
NetApp, Inc.
71 8,707
NXP Semiconductors NV
35 8,028
ON Semiconductor Corp. *
131 9,317
QUALCOMM, Inc.
306 48,510
Seagate Technology Holdings
PLC
73 7,397
TE Connectivity PLC
104 15,716
Western Digital Corp. *
191 13,941
Number
of Shares Value $
(Cost $511,066)
562,057
Materials — 3.8%
Air Products and Chemicals, Inc.
126 42,126
Albemarle Corp.
65 7,000
Amcor PLC
796 8,469
Ball Corp.
174 10,816
Corteva, Inc.
400 24,896
Dow, Inc.
412 18,215
Ecolab, Inc.
72 17,911
FMC Corp.
69 4,077
Freeport-McMoRan, Inc.
411 18,166
International Flavors &
Fragrances, Inc.
148 13,521
Linde PLC
131 60,390
LyondellBasell Industries NV,
Class A
150 12,501
Newmont Corp.
657 27,555
PPG Industries, Inc.
136 16,914
Sherwin-Williams Co.
65 25,831
Smurfit WestRock PLC
288 15,846
(Cost $291,487)
324,234
Real Estate — 4.6%
Alexandria Real Estate Equities,
Inc. REIT
86 9,480
American Tower Corp. REIT
156 32,604
AvalonBay Communities, Inc.
REIT
83 19,534
BXP, Inc. REIT
80 6,559
CBRE Group, Inc., Class A *
172 24,078
Digital Realty Trust, Inc. REIT
105 20,547
Equinix, Inc. REIT
29 28,463
Equity Residential REIT
190 14,565
Extra Space Storage, Inc. REIT
123 21,028
Federal Realty Investment Trust
REIT
44 5,133
Healthpeak Properties, Inc. REIT
389 8,554
Host Hotels & Resorts, Inc. REIT
161 2,966
Iron Mountain, Inc. REIT
85 10,512
Kimco Realty Corp. REIT
401 10,254
Prologis, Inc. REIT
531 62,010
Public Storage REIT
50 17,402
Regency Centers Corp. REIT
90 6,803
SBA Communications Corp.
REIT
35 7,919
UDR, Inc. REIT
166 7,613
Ventas, Inc. REIT
240 15,377
Welltower, Inc. REIT
331 45,738
Weyerhaeuser Co. REIT
427 13,775
(Cost $335,278)
390,914
Utilities — 3.1%
American Water Works Co., Inc.
108 14,790
Consolidated Edison, Inc.
200 20,118

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Number
of Shares Value $
Edison International
221 19,393
Entergy Corp.
123 19,209
Eversource Energy
205 13,220
Exelon Corp.
574 22,707
NextEra Energy, Inc.
1,175 92,437
Public Service Enterprise Group,
Inc.
286 26,970
Sempra
362 33,909
(Cost $226,435)
262,753
TOTAL COMMON STOCKS
(Cost $7,115,734)
8,397,565
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.5%
SPDR Portfolio S&P 500 Value
ETF
587 32,443
Vanguard S&P 500 Value ETF
50 9,965
(Cost $36,210)
42,408
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $4,202)
4,202 4,202
TOTAL INVESTMENTS — 99.9%
(Cost $7,156,146)
8,444,175
Other assets and liabilities,
net — 0.1%
10,381
NET ASSETS — 100.0%
8,454,556
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (a)(b)
2,333 — (2,333) (c) — — 1 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
2,715 58,192 (56,705) — — 60 — 4,202 4,202
5,048 58,192 (59,038) — — 61 — 4,202 4,202
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPV-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,397,565 $ — $ — $ 8,397,565
Exchange-Traded Funds
42,408 — — 42,408
Short-Term Investments (a)
4,202 — — 4,202
TOTAL
$ 8,444,175 $ — $ — $ 8,444,175
(a)
See Schedule of Investments for additional detailed categorizations.